TAXES - Deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Allowance for expected credit losses	$ 646,378	$ 552,486
Net operating loss carryforward	1,023,575	901,272
Lease liabilities	7,135	36,118
Total deferred tax assets	1,677,088	1,489,876
Less: Valuation allowance	(914,799)	(775,415)	$ (441,549)	$ (405,796)
Deferred tax assets, net	762,289	714,461
Deferred tax liabilities:
Right-of-use assets	8,758	45,238
Total deferred tax liabilities	$ 8,758	$ 45,238